Net Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Net Property, Plant and Equipment
Net Property, Plant and Equipment

Note 5 - Net Property, Plant and Equipment

The following table is a summary of property, plant and equipment at the end of each year:

	Useful				December 31,
(Millions of dollars)	Lives				2018	2017
Land and improvements	3	-	15	years	$238	$224
Buildings and improvements			30	years	591	525
Machinery and equipment	3	-	20	years	1,298	1,253
Vessels and vehicles	3	-	18	years	147	136
Office furniture and fixtures			5	years	36	34
Construction in progress					96	56
					2,406	2,228
Accumulated depreciation and amortization					(1,246)	(1,151)
Net property, plant and equipment					$1,160	$1,077